Note 6 - Commitments and Contingencies (Details Textual)			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 01, 2017 USD ($)	May 25, 2017	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Apr. 01, 2019 USD ($)	Jan. 01, 2019 USD ($)
Operating Lease, Right-of-Use Asset			$ 5,192,000		$ 5,192,000			$ 6,000,000
Operating Lease, Liability, Total			5,192,000		5,192,000			$ 6,000,000
Lessee, Operating Lease, Term of Contract								5 years
Lessee, Operating Lease, Liability, Payments, Due, Total			6,128,000		6,128,000			$ 5,800,000
Lessee, Operating Lease, Discount Rate								6.50%
Operating Lease, Expense			314,000	$ 481,000	1,100,000	$ 1,400,000
Operating Lease, Right-of-Use Asset, Amortization			225,000		444,000
Prepaid Rent			358,000		358,000
Class Action Lawsuits Related to IPO [Member] | Pending Litigation [Member]
Loss Contingency, New Claims Filed, Number		3
Loss Contingency Accrual, Payments							1,760,000
Class Action Lawsuits Related to IPO [Member] | Settled Litigation [Member]
Litigation Settlement, Amount Awarded to Other Party from All Defendants							5,000,000
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset									$ 1,800,000
Operating Lease, Liability, Total									$ 1,800,000
Facility Lease [Member]
Incentive from Lessor			$ 369,000		$ 369,000		$ 369,000
Facility Sublease [Member]
Operating Leases Sublease Expiration Prior to Base Lease	15 days
Operating Leases, Monthly Minimum Sublease Rental Payments Receivable Final	$ 82,410